PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following:

	December 31,
	2012	2011
Computer hardware	$9,147	$4,982
Furniture and fixtures	19,821	14,668
Warehouse fixtures	7,564	7,564
Warehouse equipment	5,253	5,253

	41,785	32,467
Less: accumulated depreciation and amortization	(16,595)	(5,144)

	$25,190	$27,323